13F-HR
period						3/31/02
  					0001157287
						2kanvf#p
<SROS> 					none
<document-count>				1
<submission-contact>
    name					JACQUELINE KEALY
    phone					(212) 207-2703
    type					13F-HR
    description				Form 13F Holdings Report


							UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2002

Check here if amended [     ];	Amended Number:
This Amendment (check only one.):	[     ] is a restatement.
						[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Artemis Investment Management LLC
Address:	437 Madison Avenue
		28th Floor
		New York, NY 10022

Strategic Investment Management:

13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:		Assistant Treasurer
Phone:	(212) 207-2703

Signature				Place					Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  	 	      5/6/02

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:			1

Form 13F information table entry total:			79

Form 13F information table value total (x$1000):	$173,607


List of other included managers:

No.	13F File number 		Name

1.	28-2437			Strategic Investment Management.




Artemis Investment
Management
FORM 13F
March 31, 2002









Voting Authority















Title

Value
Shares/
Sh/
Put/
Invstmt
Other



Name of Issuer
of class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Mngrs
Sole
Shared
None
------------------------------
-------
---------
--------
--------
---
----
-------
---------
--------
--------
--------












Accredo Health Inc
COM
00437V104
5572
97300
SH

Sole

97300


Advo Inc.
COM
007585102
4864
115140
SH

Sole

115140


Agilent Technologies
COM
00846U101
111
3170
SH

Sole

3170


Alcan Inc
COM
013716105
402
10155
SH

Sole

10155


Allete
COM
018522102
306
10515
SH

Sole

10515


American Tower Corp.
COM
029912201
2198
399700
SH

Sole

399700


Apria Healthcare Group
COM
037933108
4544
185400
SH

Sole

185400


Bard C.R. Inc
COM
067383109
389
6580
SH

Sole

6580


Biomet Inc.
COM
090613100
342
12635
SH

Sole

12635


Biosource International Inc.
COM
09066H104
1354
225700
SH

Sole

225700


Bisys Group
COM
055472104
362
10265
SH

Sole

10265


Borders Group Inc
COM
099709107
5889
246300
SH

Sole

246300


Canadian National
COM
136375102
388
7770
SH

Sole

7770


Catalina Marketing Corp
COM
148867104
184
5045
SH

Sole

5045


Charter One Fin'l
COM
160903100
348
11140
SH

Sole

11140


Conagra Inc
COM
205887102
433
17845
SH

Sole

17845


Cray Inc
COM
225223106
1460
637490
SH

Sole

637490


Crown Cork & Seal
COM
228255105
353
39460
SH

Sole

39460


DRS Technologies
COM
23330X100
5322
128400
SH

Sole

128400


DST Systems Inc.
COM
233326107
367
7375
SH

Sole

7375


Darden Restaurants Inc
COM
237194105
190
4670
SH

Sole

4670


Delta and Pine Land Co.
COM
247357106
1085
57200
SH

Sole

57200


DoubleClick Inc
COM
258609304
1876
156500
SH

Sole

156500


Duane Reade Inc.
COM
263578106
4490
132150
SH

Sole

132150


Eastman Chemical Co.
COM
277432100
398
8160
SH

Sole

8160


Electronic For Imaging
COM
286082102
369
20170
SH

Sole

20170


Elizabeth Arden Inc.
COM
28660G106
2508
215300
SH

Sole

215300


Emcor Group
COM
29084Q100
4553
78500
SH

Sole

78500


Entercom Communications Corp.
COM
293639100
4247
77400
SH

Sole

77400


Entergy Corporation
COM
29364G103
83
1910
SH

Sole

1910


FMC Technologies
COM
30249U101
5398
270865
SH

Sole

270865


Federated Investors
COM
314211103
91
2825
SH

Sole

2825


Fisher Scientific
COM
338032204
5702
202915
SH

Sole

202915


Flowserve Corp
COM
34354P105
8102
253100
SH

Sole

253100


Foot Locker Inc.
COM
344849104
5197
321200
SH

Sole

321200


Gap, Inc., The
COM
364760108
334
22235
SH

Sole

22235


General Cable
COM
369300108
4802
336300
SH

Sole

336300


Grant Pride Co
COM
38821G101
3974
290500
SH

Sole

290500


Gtech Holdings
COM
400518106
1896
38900
SH

Sole

38900


Hooper Holmes Inc.
COM
439104100
3929
374500
SH

Sole

374500


Kraft Foods Inc
COM
50075N104
353
9130
SH

Sole

9130


Kroger
COM
501044101
187
8440
SH

Sole

8440


LCC International Inc.
COM
501810105
1134
234700
SH

Sole

234700


Laboratory Corp of America
COM
50540R409
421
4390
SH

Sole

4390


Lithia Motors
COM
536797103
1727
69900
SH

Sole

69900


Luminex Corp
COM
55027E102
1442
114800
SH

Sole

114800


Masco Corp
COM
574599106
170
6180
SH

Sole

6180


Mediacom Communications Corp
COM
58446K105
4059
289700
SH

Sole

289700


Medsource Technology Inc.
COM
58505Y103
1712
132100
SH

Sole

132100


Merrill Lynch
COM
590188108
426
7700
SH

Sole

7700


Metlife Inc
COM
59156R108
400
12700
SH

Sole

12700


Metro Goldwyn Mayer Inc.
COM
591610100
2993
180081
SH

Sole

180081


Mohawk Industries
COM
608190104
197
3285
SH

Sole

3285


Office Depot
COM
676220106
346
17455
SH

Sole

17455


Omnicare Inc.
COM
681904108
6087
235110
SH

Sole

235110


On Assignment
COM
682159108
2236
124900
SH

Sole

124900


Pactiv Corporation
COM
695257105
3632
181400
SH

Sole

181400


Pall Corp.
COM
696429307
385
18770
SH

Sole

18770


Providian Financial Corp.
COM
74406A102
228
30190
SH

Sole

30190


Radio One Inc (Non voting Stoc
COM
75040P405
2795
135700
SH

Sole

135700


Regeneration Technologies Inc.
COM
75886N100
2467
340335
SH

Sole

340335


Rehabcare Group
COM
759148109
4990
175100
SH

Sole

175100


Shaw Group Inc.
COM
820280105
410
14920
SH

Sole

14920


Sicor Inc
COM
825846108
4850
283980
SH

Sole

283980


Sierra Pacific Res
COM
826428104
2523
167215
SH

Sole

167215


Silgan Holdings
COM
827048109
2694
80600
SH

Sole

80600


Six Flags Inc.
COM
83001P109
6236
349165
SH

Sole

349165


Sourcecorp
COM
836167106
5183
175750
SH

Sole

175750


Southwest Airlines
COM
844741108
168
8690
SH

Sole

8690


Southwest Bancorp TX
COM
84476R109
3577
107300
SH

Sole

107300


Stillwell Financial Inc.
COM
860831106
141
5745
SH

Sole

5745


Travelers Property Casualty
COM
89420G109
174
8725
SH

Sole

8725


Triad Hospitals
COM
89579K109
4955
144130
SH

Sole

144130


Tricon Global Rest.
COM
895953107
198
3370
SH

Sole

3370


UnitedHealth Group Inc.
COM
91324P102
431
5640
SH

Sole

5640


Valassis Communications
COM
918866104
4788
123950
SH

Sole

123950


Varian Inc.
COM
922206107
3953
104180
SH

Sole

104180


Viad Corp
COM
92552R109
307
10960
SH

Sole

10960


Wendy's International Inc.
COM
950590109
216
6180
SH

Sole

6180


REPORT SUMMARY
79
DATA RECDS
173607

0





























